Consolidated Balance Sheets	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD USD ($)
Current assets:
Cash and cash equivalents	191,048,000	235,450,000	$ 30,665,000
Restricted cash	18,036,000	10,997,000	2,895,000
Accounts receivable, net	176,287,000	97,090,000	28,296,000
Loans receivable, net	35,229,000	37,511,000	5,655,000
Amounts due from related parties	110,000	71,000	18,000
Prepaid expenses and other current assets	41,265,000	37,369,000	6,623,000
Deferred tax assets	4,880,000		783,000
Total current assets	466,855,000	418,488,000	74,935,000
Non-current assets:
Equity investment	13,141,000	10,595,000	2,109,000
Property and equipment, net	40,832,000	62,513,000	6,554,000
Intangible assets, net	90,253,000	95,827,000	14,487,000
Goodwill	103,943,000	114,698,000	16,684,000
Other non-current assets	19,644,000	22,941,000	3,153,000
Total assets	734,668,000	725,062,000	117,922,000
Current liabilities:
Accounts payable	14,168,000	11,220,000	2,274,000
Accrued expenses and other current liabilities	217,694,000	150,502,000	34,942,000
Amounts due to related parties	272,000	266,000	44,000
Deferred revenue	8,539,000	7,773,000	1,371,000
Total current liabilities	240,673,000	169,761,000	38,631,000
Long-term deposits payable	10,541,000	12,180,000	1,692,000
Contingent consideration payable	33,773,915	44,227,000	5,421,000
Deferred tax liabilities	16,652,000	17,543,000	2,673,000
Total liabilities	301,640,000	243,711,000	48,417,000
Redeemable non-controlling interest	69,430,000	66,181,000	11,144,000
Commitments and contingencies (Note 23)
Shareholders' equity:
Additional paid-in capital	1,035,651,000	1,033,892,000	166,233,000
Statutory reserves	5,595,000	5,595,000	898,000
Accumulated deficit	(691,891,000)	(638,380,000)	(111,056,000)
Total IFM Investments Limited shareholders' equity	354,294,000	406,046,000	56,868,000
Non-controlling interests	9,304,000	9,124,000	1,493,000
Total shareholders' equity	363,598,000	415,170,000	58,361,000
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTEREST AND SHAREHOLDERS' EQUITY	734,668,000	725,062,000	$ 117,922,000